Redeemable Convertible Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
10. Redeemable Convertible Preferred Stock
Series A Cumulative Redeemable Convertible Preferred Stock
At the Closing, the Company issued an aggregate of 142,155 shares of the Series A Preferred Stock and 17,769,375 freestanding PIPE Warrants for total gross proceeds of $145.0 million (see Note 3). The Company determined the fair value of the Series A Preferred Stock and the PIPE Warrants (see Note 5) at issuance using a Monte Carlo simulation model. The valuation of the Series A Preferred Stock incorporated key assumptions, including a dividend rate of 9.99% (payable in kind), a five-year redemption period, a discount rate of 25%, and a volatility assumption of 55%.
The valuations indicated an aggregate fair value of $315.6 million, consisting of $229.2 million for the Series A Preferred Stock and $86.4 million for the PIPE Warrants. As the aggregate fair value exceeded the $145.0 million of proceeds received, the Company recognized a total loss of $170.6 million during the third quarter of 2025.
As it is probable that the Series A Preferred Stock will become redeemable based on the passage of time as the holders may redeem at any time after the 5-year anniversary of the Closing Date, the Series A Preferred Stock was recorded in mezzanine equity in the condensed consolidated balance sheet. The Company elected to record changes in the redemption value as they occur and adjust the carrying amount equal to the redemption amount. As the carrying value of the Series A Preferred Stock of $223.2 million was greater than its redemption value (and liquidation preference) of $179.5 million as of March 31, 2026, no change in redemption value was required to be recorded for the three months ended March 31, 2026.
The significant rights and preferences of the Series A Preferred Stock are as follows:
Dividends
The Series A Preferred Stock accrues dividends daily at an annual rate of 9.99% when dividends are paid in additional shares of preferred stock, or 7.99% when paid in cash. Dividends compound on a semi-annual basis, payable on June 1 and December 1 each year, and accumulate whether or not declared. Dividends accrued as of December 1, 2025 were paid in kind, which resulted in the accrued value of the Series A Preferred Stock increasing from a stated value $1,200.0 to $1,222.7 per share. As of March 31, 2026, dividends had accrued from December 2, 2025 through period-end but had not yet been paid or compounded.
Voting Rights
Holders of Series A Preferred Stock are entitled to vote together with common stock holders as a single class on most matters. Each holder is entitled to a number of votes equal to the number of common shares into which their preferred shares are convertible (i.e., as-converted basis). Additionally, the Company cannot take certain actions, such as liquidating, amending its charter in a way that is materially adverse to the preferred stock, or creating a new senior security, without the approval of a majority of the outstanding Series A Preferred Stock.
Liquidation Preference
Upon any liquidation or deemed liquidation event, holders of the Series A Preferred Stock are entitled to receive, before any distribution to holders of common stock or other junior securities, an amount per share equal to the greater of (i) the original issue price of the preferred stock plus any accumulated and unpaid dividends through the most recent semi-annual dividend date, or (ii) the amount that would have been received if all shares of Series A Preferred Stock had been converted into common stock immediately prior to the liquidation event.
Conversion
Each share of Series A Preferred Stock is convertible into shares of the Company’s common stock at any time at the option of the holder. The number of shares issuable upon conversion is determined by dividing the carrying amount of the preferred share, including any accrued but unpaid dividends, by the applicable conversion price. The initial conversion price is $12.00 per share, subject to adjustment for stock dividends, stock splits, combinations, and similar events, as well as customary anti-dilution provisions. In connection with the private placement of common stock and warrants on May 8, 2026, the conversion price was adjusted to $6.00 per share (see Note 17).
Holder Redemption Rights
Holders of Series A Preferred Stock possess a right of redemption that can be exercised at any time after the fifth anniversary of the Closing Date, unless such a distribution is prohibited by applicable law. Upon a request for redemption, the Company is obligated to redeem the shares at a price equal to the original issue price of the preferred stock, plus any accrued and unpaid dividends.
Company Redemption Rights
The Company possesses a right of redemption for the Series A Preferred Stock, which can be exercised at any time, unless prohibited by applicable law. The redemption price varies depending on when the right is exercised: specifically, the price is 150% of the sum of the Stated Value per share and all dividends paid in additional shares of preferred stock, plus any accrued and unpaid dividends, prior to the first anniversary of the Closing Date. This redemption price decreases over time: to 140% from the first to second anniversary, to 130% from the second to third anniversary, to 120% from the third to fourth anniversary, to 110% from the fourth to fifth anniversary, and to 100% after the fifth anniversary of the Closing Date. The price is subject to adjustment for any stock dividends, stock splits, combinations, or other similar recapitalizations involving the Series A Preferred Stock.

12. Redeemable Convertible Preferred Stock
Series A Cumulative Redeemable Convertible Preferred Stock
At the Closing, the Company issued an aggregate of 142,155 shares of the Series A Preferred Stock and 17,769,375 freestanding PIPE Warrants for total gross proceeds of $145.0 million (see Note 3). The Company determined the fair value of the Series A Preferred Stock and the PIPE Warrants (see Note 5) at issuance using a Monte Carlo simulation model. The valuation of the Series A Preferred Stock incorporated key assumptions, including a dividend rate of 9.99% (payable in kind), a five-year redemption period, a discount rate of 25%, and a volatility assumption of 55%.
The valuations indicated an aggregate fair value of $315.6 million, consisting of $229.2 million for the Series A Preferred Stock and $86.4 million for the PIPE Warrants. As the aggregate fair value exceeded the $145.0 million of proceeds received, the Company recognized a total loss of $170.6 million recorded under loss on issuance of equity instruments in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2025.
As it is probable that the Series A Preferred Stock will become redeemable based on the passage of time as the holders may redeem at any time after the 5-year anniversary of the Closing Date, the Series A Preferred Stock was recorded in mezzanine equity in the consolidated balance sheet as of December 31, 2025. The Company elected to record changes in the redemption value as they occur and adjust the carrying amount equal to the redemption amount. As the carrying value of the Series A Preferred Stock of $223.2 million was greater than its redemption value (and liquidation preference) of $175.2 million as of December 31, 2025, no change in redemption value was required to be recorded for the year ended December 31, 2025.
The significant rights and preferences of the Series A Preferred Stock are as follows:
Dividends
The Series A Preferred Stock accrues dividends daily at an annual rate of 9.99% when dividends are paid in additional shares of preferred stock, or 7.99% when paid in cash. Dividends compound on a semi-annual basis, payable on June 1 and December 1 each year, and accumulate whether or not declared. Dividends accrued as of December 1, 2025 were paid in kind, which resulted in the accrued value of the Series A Preferred Stock increasing from a stated value $1,200.0 to $1,222.7 per share. As of December 31, 2025, dividends had accrued from December 2, 2025 through period-end but had not yet been paid or compounded.
Voting Rights
Holders of Series A Preferred Stock are entitled to vote together with common stock holders as a single class on most matters. Each holder is entitled to a number of votes equal to the number of common shares into which their preferred shares are convertible (i.e., as-converted basis). Additionally, the Company cannot take certain actions, such as liquidating, amending its charter in a way that is materially adverse to the preferred stock, or creating a new senior security, without the approval of a majority of the outstanding Series A Preferred Stock.
Liquidation Preference
Upon any liquidation or deemed liquidation event, holders of the Series A Preferred Stock are entitled to receive, before any distribution to holders of common stock or other junior securities, an amount per share equal to the greater of (i) the original issue price of the preferred stock plus any accumulated and unpaid dividends through the most recent semi-annual dividend date, or (ii) the amount that would have been received if all shares of Series A Preferred Stock had been converted into common stock immediately prior to the liquidation event.
Conversion
Each share of Series A Preferred Stock is convertible into shares of the Company’s common stock at any time at the option of the holder. The number of shares issuable upon conversion is determined by dividing the carrying amount of the preferred share, including any accrued but unpaid dividends, by the applicable conversion price. The initial conversion price is $12.00 per share, subject to adjustment for stock dividends, stock splits, combinations, and similar events, as well as customary anti-dilution provisions. If the trailing 45-day volume-weighted average price of the Company’s common stock is below the then-effective conversion price on May 29, 2026, the conversion price will be adjusted to the greater of such average price or $8.00. A second adjustment may occur on August 28, 2026, reducing the conversion price to the greater of the trailing 45-day volume-weighted average price or $6.00.
Holder Redemption Rights
Holders of Series A Preferred Stock possess a right of redemption that can be exercised at any time after the fifth anniversary of the Closing Date, unless such a distribution is prohibited by applicable law. Upon a request for redemption, the Company is obligated to redeem the shares at a price equal to the original issue price of the preferred stock, plus any accrued and unpaid dividends.
Company Redemption Rights
The Company possesses a right of redemption for the Series A Preferred Stock, which can be exercised at any time, unless prohibited by applicable law. The redemption price varies depending on when the right is exercised: specifically, the price is 150% of the sum of the Stated Value per share and all dividends paid in additional shares of preferred stock, plus any accrued and unpaid dividends, prior to the first anniversary of the Closing Date. This redemption price decreases over time: to 140% from the first to second anniversary, to 130% from the second to third anniversary, to 120% from the third to fourth anniversary, to 110% from the fourth to fifth anniversary, and to 100% after the fifth anniversary of the Closing Date. The price is subject to adjustment for any stock dividends, stock splits, combinations, or other similar recapitalizations involving the Series A Preferred Stock.
Redeemable Convertible Preferred Stock
Immediately prior to the Merger, all shares of issued and outstanding Legacy Kodiak redeemable convertible preferred stock were converted into shares of Legacy Kodiak common stock at a one-for-one conversion rate. At the Closing, these shares of Legacy Kodiak common stock were converted into 62,240,390 shares of Kodiak common stock. As of December 31, 2025, no shares of Legacy Kodiak redeemable convertible preferred stock were issued and outstanding.
As of December 31, 2024, Legacy Kodiak’s redeemable convertible preferred stock consisted of the following (in thousands):

	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
Series Seed	4,468	$3,000	$3,000
Series A	16,851	37,537	37,710
Series B-1	13,618	37,716	32,760
Series B-2	27,303	92,395	96,619
Total redeemable convertible preferred stock	62,240	$170,648	$170,089